Redeemable Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Text Block [Abstract]
Redeemable Convertible Preferred Stock

10. Redeemable Convertible Preferred Stock

Upon the closing of the IPO in August 2020, all of the then-outstanding shares of Preferred Stock automatically converted into 8,192,876 shares of common stock on a one-for-one basis. Subsequent to the closing of the IPO, there were no shares of Preferred Stock outstanding.

As of December 29, 2019, the Company’s amended and restated certificate of incorporation authorized the Company to issue 8,192,876 shares, par value $0.0001 per share, of preferred stock, of which 2,728,018 shares are designated Series B redeemable convertible preferred stock, 2,464,466 shares are designated Series C redeemable convertible preferred stock, and 3,000,392 shares are designated Series D redeemable convertible preferred stock (collectively, the “Preferred Stock”).

13. Redeemable Convertible Preferred Stock

As of December 30, 2018 and December 29, 2019, the Company’s amended and restated certificate of incorporation authorized the Company to issue 8,192,876 shares of Preferred Stock, par value $0.0001 per share.

In April 2017, the Company issued and sold 3,000,392 shares of Series D Preferred Stock at a price of $3.7013 per share for gross proceeds of $11,105, excluding issuance costs of $85.

As of each balance sheet date, Preferred Stock consisted of the following:

	December 30, 2018
	Preferred Stock Designated	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series B preferred stock	2,728,018	2,728,018	$4,377	$9,005	2,728,018
Series C preferred stock	2,464,466	2,464,466	7,639	12,002	2,464,466
Series D preferred stock	3,000,392	3,000,392	11,020	19,429	3,000,392

Total Preferred Stock	8,192,876	8,192,876	$23,036	$40,436	8,192,876

	December 29, 2019
	Preferred Stock Designated	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series B preferred stock	2,728,018	2,728,018	$4,377	$9,005	2,728,018
Series C preferred stock	2,464,466	2,464,466	7,639	12,002	2,464,466
Series D preferred stock	3,000,392	3,000,392	11,020	19,429	3,000,392

Total Preferred Stock	8,192,876	8,192,876	$23,036	$40,436	8,192,876

The holders of the Preferred Stock have the following rights and preferences:

Voting: The holders of the Preferred Stock are entitled to the number of votes equal to the number of whole shares of the Company’s common stock into which the shares of Preferred Stock held by such holder are convertible on such date. The holders of Preferred Stock shall vote together with the holders of the Company’s common stock, as a single class, on all matters submitted to a vote of stockholders.

Liquidation: Upon any voluntary or involuntary liquidation, dissolution or winding up of the Company, holders of Series D Preferred Stock will be entitled to be paid out of the assets of the Company available for distribution to its stockholders before any payment shall be made to the holders of Series B Preferred Stock, Series C Preferred Stock or the Company’s common stock by reason of their ownership thereof, an amount equal to the greater of (a) $6.48 per Share of Series D Preferred Stock, plus any dividends declared but unpaid thereon, and (b) such amount per share as would have been payable had all shares of Series D Preferred Stock been converted into common stock immediately prior to a liquidation, dissolution or deemed liquidation event; provided that, if upon any liquidation event the amount payable with respect to any Series D Preferred Stock are not paid in full, the holders thereof shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them. Upon any voluntary or involuntary liquidation, dissolution or winding up of the Company, holders of Series B Preferred Stock and Series C Preferred Stock will be entitled to be paid out of the assets of the Company available for distribution to its stockholders, before any payment shall be made to the holders of the Company’s common stock, an amount equal to the greater of (i) $3.30 per share of Series B Preferred Stock, plus any declared but unpaid dividends, or $4.87 per share of Series C Preferred Stock or (ii) such amount per share as would have been payable had all shares of Series B Preferred Stock and Series C Preferred Stock been converted into shares of the Company’s common stock immediately prior to such liquidation, dissolution or deemed liquidation event; provided that, if upon any liquidation event the amounts payable with respect to any series of Series B Preferred Stock and Series C Preferred Stock, are not paid in full, the holders there of shall share ratably in all the assets available for payment in proportion to the full respective liquidation preference amount to which they are entitled. Upon completion of the distributions required above, the remaining assets of the Company available for distribution to its stockholders shall be distributed ratably to the holders of the Company’s common stock.

Conversion: Each share of Preferred Stock is convertible into shares of the Company’s common stock on a one-for-one basis, subject to appropriate adjustment in the event of any stock dividend, stock split or similar recapitalization, at the option of the stockholder and subject to adjustments in accordance with anti-dilution provisions. In addition, such shares will be converted automatically into shares of the Company’s common stock at the then applicable conversion ratio upon the earlier of (i) a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended (a “Qualified IPO”), or (ii) the occurrence of an event specified by vote or written consent of the holders of at least 66.66% of the then outstanding shares of Preferred Stock.

Dividends: Dividends are payable if and when declared by the Company’s board of directors.

Redemption: The holders of the Company’s Preferred Stock have no voluntary rights to redeem shares. A liquidation, dissolution or winding up of the Company would constitute a redemption event, which may be outside of the Company’s control.

Ovabrite’s Series 2017 Preferred Stock: As of December 30, 2018 and December 29, 2019, Ovabrite had issued 5,702,034 shares of Series 2017 Preferred Stock. The Company holds approximately 80% of these shares, which have been eliminated in consolidation. The remaining shares of Series 2017 Preferred Stock outstanding are presented as redeemable noncontrolling interest on the Company’s consolidated balance sheets. See Note 3, “Variable Interest Entity.”